14. Property and equipment	12 Months Ended
Dec. 31, 2017
Property And Equipment
Property and equipment
	Balance at 2015	Additi-ons	Depre-ciation (a)	Write-offs	Transfers	Exchange rate changes	Assets held for sale and discontinued operations (*)	Balance at 2016	Additi-ons	Depre-ciation	Write-offs (**)	Transfers(***)	Assets held for sale and discontinued operations(*)	Balance at 2017
Land	1,464	-	-	(1)	36	-	(85)	1,414	-	-	(31)	(21)	-	1,362
Buildings	2,023	48	(62)	(24)	(96)	-	(33)	1,856	113	(59)	(225)	85	-	1,770
Leasehold improvements	3,675	213	(272)	(83)	441	-	(690)	3,284	295	(254)	(156)	342	(19)	3,492
Machinery and equipment	1,676	295	(279)	(26)	35	(1)	(360)	1,340	158	(234)	(77)	118	(43)	1,262
Facilities	422	175	(47)	(7)	19	(5)	(124)	433	109	(46)	(20)	5	6	487
Furniture and fixtures	701	73	(90)	(5)	28	(3)	(161)	543	55	(79)	(14)	60	(25)	540
Vehicles	75	1	(6)	(11)	-	-	(57)	2	-	(1)	(6)	5	1	1
Construction in progress	172	546	(1)	(11)	(450)	(2)	(50)	204	596	-	(4)	(595)	(75)	126
Other	97	31	(27)	(9)	(7)	-	(22)	63	41	(21)	(3)	(11)	(6)	63
Total	10,305	1,382	(784)	(177)	6	(11)	(1,582)	9,139	1,367	(694)	(536)	(12)	(161)	9,103

Finance lease
Equipment	13	-	(2)	(2)	-	-	-	9	-	(2)	-	(1)	-	6
IT equipment	31	5	(14)	-	-	-	(14)	8	-	(3)	-	-	-	5
Facilities	1	-	(1)	-	-	-	-	-	-	-	-	-	-	-
Furniture and fixtures	6	-	-	-	-	-	-	6	-	(2)	-	-	-	4
Buildings	21	-	(1)	-	-	-	-	20	-	-	-	-	-	20
	72	5	(18)	(2)	-	-	(14)	43	-	(7)	-	(1)	-	35
Total	10,377	1.387	(802)	(179)	6	(11)	(1,596)	9,182	1,367	(701)	(536)	(13)	(161)	9,138

(*) See note 32

(**) The write-offs in buildings in the amount of R$137 refers to the damage on Distribution Center located in Osasco due to a fire occurred on December 27, 2017, R$123 refers to the sale of a Distribution Center and the remaining amount refers substantially to closure of stores.

(***) In the total of transfers, R$(22) are related to the reclassification of a land to available for sale.

(a) Continued operations correspond to R$ (638) and discontinued operations correspond to R$ (164) as the classification occurred in November 2016

	2017			2016
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net
Land	1,362	-	1,362	1,414	-	1,414
Buildings	2,705	(935)	1,770	2,823	(967)	1,856
Leasehold improvements	5,310	(1,818)	3,492	4,926	(1,642)	3,284
Machinery and equipment	2,828	(1,566)	1,262	2,779	(1,439)	1,340
Facilities	817	(330)	487	723	(290)	433
Furniture and fixtures	1,209	(669)	540	1,159	(616)	543
Vehicles	8	(7)	1	8	(6)	2
Construction in progress	126	-	126	204	-	204
Other	183	(120)	63	168	(105)	63
	14,548	(5,445)	9,103	14,204	(5,065)	9,139

Finance lease
Equipment	26	(20)	6	30	(21)	9
IT equipment	46	(41)	5	46	(38)	8
Facilities	1	(1)	-	1	(1)	-
Furniture and fixtures	13	(9)	4	14	(8)	6
Buildings	43	(23)	20	43	(23)	20
	129	(94)	35	134	(91)	43
Total	14,677	(5,539)	9,138	14,338	(5,156)	9,182

14.1.	Guarantees

At December 31, 2017 and 2016, the Company had collateralized property and equipment items for some legal claims, as disclosed in note 21.6.

14.2.	Capitalized borrowing costs

Capitalized borrowing costs for the year ended December 31, 2017 were R$16 (R$14 for the year ended December 31, 2016). The rate used to determine the borrowing costs eligible for capitalization was 101.66% of the CDI (104.53 % of the CDI in 2016), corresponding to the effective interest rate on the Company’s borrowings.

14.3.	Additions to property and equipment in the table above is as follows:
	2017	2016
Additions (i)	1,367	1,387
Finance lease	-	(5)
Capitalized borrowing costs	(16)	(14)
Property and equipment financing - Additions (ii)	(553)	(802)
Property and equipment financing - Payments (ii)	604	699
Total	1,402	1,265

(i)	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
(ii)	The additions to property and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows, net of items that did not impact cash.
14.4.	Other information

At December 31, 2017, the Company recorded in the cost of sales the amount of R$54 (R$55 at December 31, 2016) related to the depreciation of its fleet of trucks, machinery, buildings and facilities related to the distribution centers.

For the year ended December 31, 2017, 2016 and 2015, the Company did not recognize any impairment. The recoverable amount was calculated based on the value in use for each cash-generating unit. See more details in note 6.1(a).